Note 7 - Interim condensed balance sheet disclosures	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Interim condensed balance sheet disclosures
7.	Interim condensed balance sheet disclosures
7.1	Property, plant and equipment

The following table summarizes the movement in the net book value of property, plant and equipment for the six-month period ended June 30:

	June 30, 2022	June 30, 2021
	kEUR	kEUR
Balance as of January 01	1,484	2,102
Additions	23,959	798
Depreciation	(84)	(38)
Impairment	—	(1,882)
Balance as of June 30	25,359	980

The additions mainly relate to capitalization of prepayments made for assets under construction including advance payments (kEUR 16,377) made to the contract manufacturer (VALMET) for the future production of Sions. The increase is associated with a preparation for serial production.

7.2	Other current financial assets

The below table displays information on financial instruments included in other current financial assets:

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
PayPal reserve	396	6,000
Receivables from payment providers and deposits	269	169
Debtor creditors	147	26
Current trade receivables	44	20
Current receivables (affiliated companies)	1	11
Other	106	7
Total	963	6,233

The PayPal reserve in 2021 relates to the reclassification of the specific reserve imposed by PayPal in connection with the crowdfunding campaign from cash to other current financial assets. In the first quarter 2022, the reserve was released in the amount of kEUR 5,900 and transferred to the current bank account of Sono Group. In the second quarter 2022 the company received additional payments to the PayPal account which led to the increase of the PayPal reserve to kEUR 396. Sono Group expects a repayment of this amount within 12 months after the balance sheet date; therefore, the PayPal reserve is classified as current.

7.3	Other current non-financial assets

Other current non-financial assets as of June 30, 2022, (kEUR 15,367; December 31, 2021: kEUR 3,236) consist most significantly of prepayments made mainly for parts and the construction of the Sion prototype and contract manufacturer (kEUR 12,871; December 31, 2021: kEUR 669) and receivables for VAT and other taxes (kEUR 2,225; December 31, 2021: kEUR 2,069). The increase relates mainly to prepayments made to contract manufacturer in the amount of kEUR 5,323.

7.4	Equity

Total equity of Sono Group comprises subscribed capital, capital reserves, other reserves and accumulated deficit. The subscribed capital amounts to kEUR 9,390 (December 31, 2021: kEUR 8,735) and represents 84,507,641 (December 31, 2021: 73,577,641) fully paid-in member shares with a par value of EUR 0.06 (ordinary shares, December 31, 2021: EUR 0.06) and EUR 1.50 (high voting shares, December 31, 2021: EUR 1.50). Capital reserves include any amounts paid in by the owners that exceed the member shares’ par value. Other reserves include mainly effects from equity-settled stock-option plans. Accumulated deficit consists of losses from prior periods.

Sono N.V. successfully completed a follow-on offering on May 3, 2022. The Company offered 10,000,000 ordinary shares with a par value of EUR 0.06 at a price of USD 4.00 each. Berenberg Capital Markets LLC, Cantor Fitzgerald & Co., and B. Riley Securities, Inc. acted as underwriters for this offering. Craig-Hallum and Wedbush Securities acted as co-managers.

The underwriters had an additional overallotment option of 15% of the offering (greenshoe option). In total, 10,930,000 shares have been sold, as the underwriters partially exercised their greenshoe option on May 11, 2022. In total, Sono Group raised kUSD 41,534 (kEUR 39,346) through the follow-on offering, after underwriting discounts and commissions. In accordance with IAS 32, further transaction costs of the follow-on offering were recognized directly in equity in an amount of kEUR 842 as a deduction to capital reserves.

7.5	Advance payments received from customers

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
Advance payments received from customers	46,827	44,756
	46,827	44,756

Depending on the general terms and conditions, in some cases, a cancellation by the customer is possible in less than twelve months. Customers may provide their advance payments in several installments, the latest of which determines the applicable cancellation policy. As of June 30, 2022, for customers who made their latest installment on or before November 25, 2020, cancellation is possible at any time. For customers who made their latest installment later than November 25, 2020, but before November 3, 2021, cancellation is possible on July 1, 2023, or later. For customers who made their latest installment on or after

November 3, 2021, cancellation is possible on January 1, 2024, or later. Deviating from these conditions, in November 2020, Sono Group approached all German-speaking customers that had made their latest installment during the Crowdfunding Campaign from December 1, 2019, until and including January 20, 2020, and asked them to accept a change in the terms and conditions to waive their cancellation right until December 31, 2022. Those customers who accepted the change may cancel their advance payment on January 1, 2023, or later.

As of June 30, 2022, currently 26.2% of advance payments are cancelable and 54.4%, 13.6% and 5.8% will be cancelable beginning January 1, 2023, July 1, 2023, and January 1, 2024, respectively. The percentages calculated are based on the nominal values of the advance payments excluding IFRS adjustments (interest effect).

As of December 31, 2021, 28% were cancelable, 58% will be cancelable from January 1, 2023, 13% will be cancelable from July 1, 2023, and 1% will be cancelable from January 1, 2024. The percentages calculated are based on the nominal values of the advance payments excluding IFRS adjustments (interest effect).

Sono Group will recognize revenue from the satisfaction of these contract liabilities as vehicles are delivered (if not redeemed by customer prior to delivery).

The table below shows the changes in the advance payments received from customers:

	Balance as of				Balance as of
	Jan. 1, 2022	Additions	Repayment	Net interest	June 30, 2022
	kEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	44,756	2,388	(1,098)	781	46,827
	44,756	2,388	(1,098)	781	46,827

	Balance as of				Balance as of
	Jan. 1, 2021	Additions	Repayment	Net interest	June 30, 2021
	kEUR	kEUR	kEUR	kEUR	kEUR
Advance payments received from customers	38,972	1,403	(488)	806	40,693
	38,972	1,403	(488)	806	40,693

7.6	Financial liabilities

Other noncurrent financial liabilities

The below table displays details on items included in other noncurrent financial liabilities:

	June 30, 2022	Dec. 31, 2021
	kEUR	kEUR
Loans and participation rights	3,740	3,718
Lease liabilities	2,406	2,635
	6,146	6,353

7.7	Other non-financial liabilities

The other non-current non-financial liabilities as of June 30, 2022 (kEUR 469; December 31, 2021: kEUR -) relate to government grants for long-term projects. Sono Group N.V. has received a grant from the European Climate, Infrastructure and Environmental Executive Agency (CINEA) for the development of electric vehicles and smart charging infrastructure. SCALE will enable and facilitate the mass deployment of electric vehicles and the accompanying smart charging infrastructure. Sono Group N.V. has received pre-financing, the purpose of which is to provide the beneficiary with a float. Due to the grant conditions and duration of the project the pre financing is classified as non-current liability.

7.8	Trade and other payables

The below table displays details on items included in trade and other payables:

	June 30, 2022	Dec. 31, 2021*
	kEUR	kEUR
Trade payables	8,670	6,866
Other payables	7,089	1,001
Contract liabilities	115	—
	15,874	7,867
*	Certain amounts have been reclassified from prior period financial statements to conform to the current presentation.

Contract liabilities represent advance payments received from solar customers, for which performance obligation has not yet been satisfied. Sono Group N.V. expects to recognize revenue within next 12 months; therefore, it is classified as a current liability. Trade and other payables increased in line with purchases mainly in the area of Research and Development associated with the deployment of SVC3 prototype.

7.9	Current other liabilities

The below table displays details on items included in other current liabilities:

	June 30, 2022	Dec. 31, 2021*
	kEUR	kEUR
Accruals and deferrals	1,635	1,271
Employee tax liabilities (wage and church tax)	571	444
Tax liabilities (taxes and interest)	57	109
Current employee benefit liabilities (incl. social security)	11	383
Miscellaneous other liabilities	6	—
	2,280	2,207

*	Certain amounts have been reclassified from prior period financial statements to conform to the current presentation.

7.10Provisions

The current provisions as of June 30, 2022 (kEUR 468; December 31, 2021: kEUR 2,202) mainly relate to onerous contracts and to a legal case with an employee. The decline of the current provisions in comparison to December 31, 2021 mainly relates to lower provisions for services to prepare consolidated annual financial statements in accordance with IFRS and services provided by our independent auditor (kEUR 37; December 31, 2021: kEUR 2,137).

In February 2022, a former employee filed a claim in court against Sono Motors GmbH. The former employee asserts that the termination of his employment relationship by us was not justified and seeks re-employment. In May 2022, the former employee expanded the claims to recover certain benefits, which he claims to have a value of EUR 14.2 million. We believe this claim to be without merit and will defend ourselves vigorously against these claims.

7.11Contingencies

In the first half of 2021, we informed our designated battery supplier that we would not purchase the battery from this supplier. The supplier has indicated that it believes it is entitled to compensation under its contract with us. In June 2022, the supplier filed an action for declaratory judgment with the Regional Court Stuttgart. The supplier currently indicates its damages to be at least kEUR 23,408. We continue to believe this claim to be without merit and will defend ourselves vigorously.